Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	88 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000202617
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	26.60%	(2.91%)	1.25%
C000202616
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Without Sales Load [Member] | C000202617
Average Annual Return [Line Items]
Average Annual Return, Percent	32.17%	(2.06%)	1.85%
Without Sales Load [Member] | C000202616
Average Annual Return [Line Items]
Average Annual Return, Percent	32.45%	(1.83%)	2.10%
MSCI China All Shares Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index
Average Annual Return, Percent	30.13%	(1.77%)	2.88%
MSCI China All Shares Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index
Average Annual Return, Percent	30.13%	(1.77%)	2.88%